SUPPLEMENT TO THE PROSPECTUS
                  AND STATEMENT OF ADDITIONAL INFORMATION (SAI)
                     OF EVERGREEN STATE MUNICIPAL BOND FUNDS


          Evergreen California Municipal Bond Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen New York Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund (the "Funds")

         Effective April 1, 2004, the section of the prospectus entitled "Expenses" for each Fund is revised to reflect a change in the management fee structure as follows:

         Annual Fund Operating Expenses for each Fund are based on each Fund's fiscal year ended 3/31/2003. The expenses as of 3/31/2003 for Evergreen California Municipal Bond Fund, Evergreen New York Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund are not restated, as their total fund operating expenses have not changed as a result of the change in the management fee structure.

   Evergreen Connecticut Municipal Bond Fund

   Annual Fund Operating Expense (expenses that are deducted from Fund assets)*

                                            Class A             Class B             Class C             Class I
   Management Fees                           0.42%               0.42%               0.42%               0.42%
   12b-1 Fees                                0.30%               1.00%               1.00%               0.00%
   Other Expenses                            0.26%               0.26%               0.26%               0.26%
                                             -----               -----               -----               -----
   Total Fund Operating Expenses             0.98%               1.68%               1.68%               0.68%
   *These fees have been restated to reflect current fees.

   Example of Fund Expenses

                              Assuming Redemption At End of Period                     Assuming No Redemption
   After:            Class A        Class B         Class C         Class I          Class B            Class C
   1 year              $570           $671            $271            $69             $171               $171
   3 years             $772           $830            $530           $218             $530               $530
   5 years             $991          $1,113           $913           $379             $913               $913
   10 years           $1,619         $1,801          $1,987          $847            $1,801             $1,987

         Effective April 1, 2004, the sub-section in part one of the Funds' Statement of Additional Information entitled "EXPENSES - Advisory Fees" is revised to reflect a change in the management fee structure as follows:

         EIMC is entitled to receive from California Municipal Bond Fund and New York Municipal Bond Fund an annual fee based on each Fund's average daily net assets as follows:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        First $1 billion                  0.35%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.32%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Over $1.5 billion                 0.27%
              -------------------------------------- -----------------

         EIMC is entitled to receive from Connecticut Municipal Bond Fund an annual fee based on the Fund's average daily net assets as follows:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       First $500 million                 0.42%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.37%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.32%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Over $1.5 billion                 0.27%
              -------------------------------------- -----------------

         EIMC is entitled to receive from Pennsylvania Municipal Bond Fund an annual fee based on the Fund's average daily net assets as follows:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       First $500 million                 0.315%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Over $500 million                 0.16%
              -------------------------------------- -----------------


April 1, 2004                                          569333 (4/04)